[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6531 brianhurley@paulhastings.com
January 10, 2007	59860.00020

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	X Exchange-Traded Funds, Inc. (the "Company")
Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-142172)

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A that was initially filed with the Securities and Exchange Commission on April 17, 2007.

The Company anticipates offering multiple series of underlying fund portfolios.  This filing relates solely to a new series of the Company, the Haverford Quality 250™ Exchange-Traded Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Brian F. Hurley

Brian F. Hurley
of PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures